UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21883
                                                     ---------

                    Oppenheimer Rochester Ohio Municipal Fund
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        20.2%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                          11.9
--------------------------------------------------------------------------------
Not-for-Profit Organization                                                 9.5
--------------------------------------------------------------------------------
Hospital/Health Care                                                        8.8
--------------------------------------------------------------------------------
Single Family Housing                                                       5.9
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               5.3
--------------------------------------------------------------------------------
Higher Education                                                            4.6
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.5
--------------------------------------------------------------------------------
Paper, Containers, Packaging                                                4.5
--------------------------------------------------------------------------------
Education                                                                   3.9

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        26.2%
--------------------------------------------------------------------------------
AA                                                                          5.5
--------------------------------------------------------------------------------
A                                                                          13.2
--------------------------------------------------------------------------------
BBB                                                                        42.6
--------------------------------------------------------------------------------
BB or lower                                                                12.5

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 17.2% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
--------------------------------------------------------------------------------


            22 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            23 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Sales Tax Revenue                                                          15.0%
--------------------------------------------------------------------------------
General Obligation                                                          8.2
--------------------------------------------------------------------------------
Hospital/Health Care                                                        8.1
--------------------------------------------------------------------------------
Electric Utilities                                                          7.4
--------------------------------------------------------------------------------
Multifamily Housing                                                         7.2
--------------------------------------------------------------------------------
Single Family Housing                                                       6.1
--------------------------------------------------------------------------------
Parking Fee Revenue                                                         5.3
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.6
--------------------------------------------------------------------------------
Adult Living Facilities                                                     4.4
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                         4.2

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        24.9%
--------------------------------------------------------------------------------
AA                                                                          3.4
--------------------------------------------------------------------------------
A                                                                          21.8
--------------------------------------------------------------------------------
BBB                                                                        40.2
--------------------------------------------------------------------------------
BB or lower                                                                 9.7

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 19.1% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
--------------------------------------------------------------------------------


            27 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            28 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            29 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
--------------------------------------------------------------------------------
                           BEGINNING    ENDING      EXPENSES
                           ACCOUNT      ACCOUNT     PAID DURING
                           VALUE        VALUE       6 MONTHS ENDED
                           (4/1/07)     (9/30/07)   SEPTEMBER 30, 2007
-----------------------------------------------------------------------
Class A Actual             $ 1,000.00   $  976.50   $  7.01
-----------------------------------------------------------------------
Class A Hypothetical         1,000.00    1,018.00      7.16
-----------------------------------------------------------------------
Class B Actual               1,000.00      972.70     10.79
-----------------------------------------------------------------------
Class B Hypothetical         1,000.00    1,014.19     11.02
-----------------------------------------------------------------------
Class C Actual               1,000.00      972.60     10.79
-----------------------------------------------------------------------
Class C Hypothetical         1,000.00    1,014.19     11.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A              1.41%
-------------------------------
Class B              2.17
-------------------------------
Class C              2.17

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
--------------------------------------------------------------------------------


            30 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

--------------------------------------------------------------------------------
                           BEGINNING    ENDING      EXPENSES
                           ACCOUNT      ACCOUNT     PAID DURING
                           VALUE        VALUE       6 MONTHS ENDED
                           (4/1/07)     (9/30/07)   SEPTEMBER 30, 2007
-----------------------------------------------------------------------
Class A Actual             $ 1,000.00   $  984.20   $    6.59
-----------------------------------------------------------------------
Class A Hypothetical         1,000.00    1,018.45        6.70
-----------------------------------------------------------------------
Class B Actual               1,000.00      980.50       10.23
-----------------------------------------------------------------------
Class B Hypothetical         1,000.00    1,014.79       10.41
-----------------------------------------------------------------------
Class C Actual               1,000.00      980.30       10.33
-----------------------------------------------------------------------
Class C Hypothetical         1,000.00    1,014.69       10.51

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.32%
-------------------------------
Class B               2.05
-------------------------------
Class C               2.07

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
--------------------------------------------------------------------------------


            31 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--128.1%
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--105.0%
$       15,000   Anchor Bay, MI School District                                           5.000%    05/01/2030     $       15,381
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Barry County, MI Building Authority
                 (Medical Care Facility)                                                  6.000     07/01/2016             15,426
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Belleville, MI GO                                                        5.400     11/01/2012             15,328
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Benton Harbor, MI Charter COP 1                                          8.000     05/01/2032             46,825
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Birch Run, MI Township                                                   7.100     05/01/2009              5,015
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Brandon, MI School District 1                                            5.000     05/01/2022             40,267
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Brandon, MI School District 1                                            5.000     05/01/2026            125,770
---------------------------------------------------------------------------------------------------------------------------------
        70,000   Byron Center, MI Public Schools 1                                        5.000     05/01/2024             70,467
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Calhoun County, MI (Water Supply System)                                 5.750     05/01/2019             15,183
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Center, MI Academy COP                                                   7.500     10/01/2029             14,997
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Central MI University 1                                                  5.000     10/01/2023             60,677
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Central MI University 1                                                  5.000     10/01/2027            101,035
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Chelsea, MI EDC
                 (United Methodist Retirement Communities) 1                              5.400     11/15/2027            100,138
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Chelsea, MI School District 1                                            5.000     05/01/2025            100,667
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Chippewa Valley, MI Schools (School Building & Site)                     5.000     05/01/2026             10,486
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Clare County, MI Sewer Disposal System 1                                 5.750     11/01/2019             20,625
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Coldwater, MI Community Schools 1                                        5.125     05/01/2023             20,023
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Concord, MI Academy Boyne COP 1                                          7.000     10/01/2019             36,194
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Concord, MI Academy Petoskey COP 1                                       7.750     12/01/2020             25,906
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Concord, MI Academy Petoskey COP 1                                       8.375     12/01/2030             78,561
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Detroit City, MI School District 1                                       5.000     05/01/2028            154,076
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Detroit, MI GO 2                                                         5.000     04/01/2025          1,044,005
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Detroit, MI GO                                                           5.500     04/01/2014             15,143
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Detroit, MI Local Devel. Finance Authority 1                             5.500     05/01/2021            106,363
---------------------------------------------------------------------------------------------------------------------------------
       285,000   Detroit, MI Local Devel. Finance Authority 1                             5.500     05/01/2021            285,017
---------------------------------------------------------------------------------------------------------------------------------
       240,000   Detroit, MI Local Devel. Finance Authority
                 (Chrysler Corp.) 1                                                       5.375     05/01/2018            242,611
---------------------------------------------------------------------------------------------------------------------------------
       350,000   Detroit, MI Local Devel. Finance Authority
                 (Chrysler Corp.) 1                                                       5.375     05/01/2021            352,776
---------------------------------------------------------------------------------------------------------------------------------
       445,000   Detroit, MI Water Supply System, Series A 1                              5.000     07/01/2027            448,480
---------------------------------------------------------------------------------------------------------------------------------
       320,000   Detroit, MI Wayne County Stadium Authority 1                             5.250     02/01/2027            325,536
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Devon Trace, MI Hsg. Corp. 1                                             7.375     08/01/2023             45,600
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Dickinson County, MI EDC
                 (International Paper Company) 1                                          5.750     06/01/2016          2,616,850
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Farmington Hills, MI EDC (Botsford General Hospital) 1                   5.750     02/15/2025            175,242


            32 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      480,000   Flint, MI Hospital Building Authority
                 (Hurley Medical Center) 1                                                5.250%    07/01/2016     $      486,739
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Flint, MI Hospital Building Authority
                 (Hurley Medical Center) 1                                                5.375     07/01/2018             98,587
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Flint, MI Hospital Building Authority
                 (Hurley Medical Center) 1                                                5.375     07/01/2028             56,629
---------------------------------------------------------------------------------------------------------------------------------
       230,000   Flint, MI Hospital Building Authority
                 (Hurley Medical Center) 1                                                5.375     07/01/2028            230,651
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Garden City, MI Hospital Finance Authority
                 (Garden City Hospital Osteopathic)                                       5.750     09/01/2017             10,270
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Garden City, MI Hospital Finance Authority
                 (Garden City Hospital Osteopathic)                                       5.750     09/01/2017             15,099
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Genesee County, MI Sewer (Fenton Township) 1                             5.450     05/01/2012             25,290
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Goodrich, MI Area School District 1                                      5.000     05/01/2024             25,167
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Grand Rapids & Kent County, MI Joint Building
                 Authority                                                                5.000     01/01/2012             15,016
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Grand Rapids, MI Community College 1                                     5.000     05/01/2022             40,267
---------------------------------------------------------------------------------------------------------------------------------
       425,000   Grand Rapids, MI Downtown Devel. Authority                               6.600     06/01/2008            430,725
---------------------------------------------------------------------------------------------------------------------------------
       810,000   Grand Rapids, MI Downtown Devel. Authority 1                             6.875     06/01/2024            840,821
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Grand Traverse County, MI Hospital Finance
                 Authority (Munson Healthcare) 1                                          5.500     07/01/2018             51,094
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Gratiot County, MI EDC (Grand Lodge of Free &
                 Accepted Masons of Michigan) 1                                           5.000     11/15/2014             20,019
---------------------------------------------------------------------------------------------------------------------------------
       255,000   Gratiot County, MI EDC (Michigan Masonic Home) 1                         5.000     11/15/2020            255,217
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Greenville, MI Public Schools 1                                          5.000     05/01/2024             55,367
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Grosse Ile Township, MI School District 1                                5.100     05/01/2018             40,298
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Hamilton, MI Community School District 1                                 5.000     05/01/2024            100,667
---------------------------------------------------------------------------------------------------------------------------------
       155,000   Highland Park, MI Building Authority 1                                   7.750     05/01/2018            179,364
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Hillsdale, MI Hospital Finance Authority
                 (Community Health Center) 1                                              5.250     05/15/2026             40,080
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Howell, MI Public Schools (School Building & Site)                       5.000     05/01/2029              5,139
---------------------------------------------------------------------------------------------------------------------------------
       135,000   Hudsonville, MI Public Schools 1                                         5.150     05/01/2027            135,956
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Huron Valley, MI School District 1                                       5.000     05/01/2018            176,202
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Ionia, MI GO 1                                                           6.750     04/01/2015             20,468
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Jackson County, MI Hospital Finance Authority
                 (W.A. Foote Memorial Hospital)                                           5.250     06/01/2017              5,105
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Kalamazoo, MI EDC (Heritage Community) 1                                 5.500     05/15/2036            470,510
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Kalamazoo, MI GO                                                         5.500     04/01/2013              5,048
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Kalamazoo, MI Hospital Finance Authority
                 (Bronson Methodist Hospital) 1                                           5.250     05/15/2018             30,539


            33 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$       10,000   Kent County, MI Airport Facility
                 (Kent County International Airport)                                      5.000%    01/01/2017     $       10,118
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Kent County, MI Airport Facility
                 (Kent County International Airport) 1                                    5.000     01/01/2021             25,264
---------------------------------------------------------------------------------------------------------------------------------
       135,000   Kent County, MI Airport Facility
                 (Kent County International Airport) 1                                    5.000     01/01/2028            135,648
---------------------------------------------------------------------------------------------------------------------------------
       750,000   Kentwood, MI Economic Devel. (Holland Homes/Faith
                 Hospice/HHCAHH/RD/HHF Obligated Group) 1                                 5.375     11/15/2036            719,610
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Lincoln Park, MI School District 1                                       5.000     05/01/2026             40,246
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Livingston, MI GO (Rossington County Drain District)                     5.900     05/01/2012             10,120
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Mackinac Island, MI Park Commission 1                                    5.800     09/01/2013             20,102
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Mackinac Island, MI Sanitary Sewer Disposal & Water
                 Supply System 1                                                          5.000     03/01/2028            203,056
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Macomb County, MI Hospital Finance Authority
                 (Mt. Clemens General Hospital)                                           5.875     11/15/2034             10,007
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Marysville, MI Public School District 1                                  5.000     05/01/2022             25,167
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Melvindale, MI Water Supply & Sewer 1                                    5.700     06/01/2016             35,417
---------------------------------------------------------------------------------------------------------------------------------
       775,000   Meridian, MI EDC (Burcham Hills) 1                                       5.250     07/01/2026            721,138
---------------------------------------------------------------------------------------------------------------------------------
        85,000   MI Discovery Elementary School COP
                 (Public School Academy) 1                                                8.125     10/01/2031             75,353
---------------------------------------------------------------------------------------------------------------------------------
       120,000   MI Ferris State University 1                                             5.000     10/01/2028            120,629
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MI George Washington Carver Public School
                 Academy COP 1                                                            8.000     09/01/2017            102,715
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MI George Washington Carver Public School
                 Academy COP 1                                                            8.125     09/01/2030            510,580
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MI Higher Education Facilities Authority
                 (Calvin College) 1                                                       5.350     06/01/2013             20,335
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MI Higher Education Facilities Authority
                 (Calvin College)                                                         5.550     06/01/2017             15,263
---------------------------------------------------------------------------------------------------------------------------------
       200,000   MI Higher Education Student Loan Authority 1                             5.000     03/01/2031            201,280
---------------------------------------------------------------------------------------------------------------------------------
        90,000   MI Higher Education Student Loan Authority 1                             5.400     06/01/2018             91,531
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MI Higher Education Student Loan Authority 1                             5.750     06/01/2013             20,200
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MI Hospital Finance Authority
                 (Central Michigan Community Hospital)                                    6.250     10/01/2027             10,100
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MI Hospital Finance Authority
                 (Chelsea Community Hospital)                                             5.375     05/15/2019             15,186
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MI Hospital Finance Authority
                 (Crittenton Hospital Medical Center) 1                                   5.625     03/01/2027             62,351
---------------------------------------------------------------------------------------------------------------------------------
       350,000   MI Hospital Finance Authority
                 (Detroit Medical Center Obligated Group)                                 5.250     08/15/2023            351,127


            34 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      100,000   MI Hospital Finance Authority
                 (Detroit Medical Center Obligated Group) 1                               5.250%    08/15/2028     $       99,855
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MI Hospital Finance Authority
                 (Detroit Medical Center)                                                 6.500     08/15/2018             20,008
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Hospital Finance Authority
                 (Detroit Medical Center)                                                 8.125     08/15/2012              5,007
---------------------------------------------------------------------------------------------------------------------------------
     1,320,000   MI Hospital Finance Authority
                 (Detroit Medical Group) 1                                                5.250     08/15/2027          1,347,509
---------------------------------------------------------------------------------------------------------------------------------
        35,000   MI Hospital Finance Authority
                 (Holland Community Hospital) 1                                           5.600     01/01/2021             35,695
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MI Hospital Finance Authority
                 (McLaren Health Care Corp.)                                              5.000     06/01/2019             10,165
---------------------------------------------------------------------------------------------------------------------------------
       200,000   MI Hospital Finance Authority
                 (McLaren Health Care Corp.) 1                                            5.000     06/01/2028            200,506
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MI Hospital Finance Authority
                 (McLaren Health Care Corp.) 1                                            5.000     06/01/2028            101,558
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Hospital Finance Authority (Memorial Hospital)                        5.875     11/15/2021              5,145
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Hospital Finance Authority (Mercy Health Services)                    5.250     08/15/2027              5,056
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MI Hospital Finance Authority (Mercy Health Services)                    5.375     08/15/2016             10,064
---------------------------------------------------------------------------------------------------------------------------------
       230,000   MI Hospital Finance Authority
                 (MidMichigan Obligated Group) 1                                          5.375     06/01/2027            235,101
---------------------------------------------------------------------------------------------------------------------------------
       20,000    MI Hospital Finance Authority
                 (Oakwood Obligated Group) 1                                              5.000     08/15/2026             20,353
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MI Hospital Finance Authority
                 (OHC/OUH Obligated Group) 1                                              5.000     08/15/2031             30,299
---------------------------------------------------------------------------------------------------------------------------------
        80,000   MI Hospital Finance Authority
                 (OHC/OUH Obligated Group) 1                                              5.125     08/15/2025             81,529
---------------------------------------------------------------------------------------------------------------------------------
       170,000   MI Hospital Finance Authority
                 (Pontiac Osteopathic Hospital) 1                                         6.000     02/01/2024            170,078
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MI Hospital Finance Authority
                 (Port Huron Hospital/Marwood Manor Nursing Home) 1                       5.500     07/01/2015             20,025
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MI Hospital Finance Authority (Sinai-Grace Hospital)                     6.625     01/01/2016             10,025
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MI Hospital Finance Authority (Sinai-Grace Hospital) 1                   6.700     01/01/2026            150,309
---------------------------------------------------------------------------------------------------------------------------------
        55,000   MI Hospital Finance Authority
                 (St. John Health System) 1                                               5.000     05/15/2028             55,921
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Hospital Finance Authority
                 (St. John Medical Center)                                                5.250     05/15/2026              5,044
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MI Hospital Finance Authority (Trinity Health) 1                         5.375     12/01/2030             25,911
---------------------------------------------------------------------------------------------------------------------------------
        45,000   MI Hsg. Devel. Authority
                 (BGC-II Nonprofit Hsg. Corp.) 1                                          5.500     01/15/2018             45,042
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MI Hsg. Devel. Authority (Breton Village Green)                          5.625     10/15/2018             15,016
---------------------------------------------------------------------------------------------------------------------------------
        65,000   MI Hsg. Devel. Authority (Charter Square) 1                              5.500     01/15/2021             65,049


            35 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      115,000   MI Hsg. Devel. Authority (Rental Hsg.) 1                                 6.100%    10/01/2033     $      117,470
---------------------------------------------------------------------------------------------------------------------------------
       140,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.) 1                     7.911 3   04/01/2014             83,429
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000   MI Hsg. Devel. Authority, Series A 1                                     5.200     06/01/2039          2,510,200
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MI Hsg. Devel. Authority, Series A 1                                     5.500     12/01/2028            531,255
---------------------------------------------------------------------------------------------------------------------------------
       250,000   MI Hsg. Devel. Authority, Series D 1                                     5.200     10/01/2042            251,008
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MI Job Devel. Authority Pollution Control
                 (General Motors Corp.) 1                                                 5.550     04/01/2009             50,038
---------------------------------------------------------------------------------------------------------------------------------
       210,000   MI John Tolfree Health System Corp. 1                                    5.850     09/15/2013            216,739
---------------------------------------------------------------------------------------------------------------------------------
       550,000   MI John Tolfree Health System Corp. 1                                    6.000     09/15/2023            562,760
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Municipal Bond Authority                                              5.000     11/01/2009              5,006
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MI Municipal Bond Authority                                              5.150     11/01/2010             30,035
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Municipal Bond Authority                                              5.375     11/01/2020              5,008
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MI Municipal Bond Authority 1                                            5.500     11/01/2027            150,129
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Municipal Bond Authority                                              5.650     05/01/2011              5,008
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Municipal Bond Authority                                              6.100     05/01/2011              5,009
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MI Municipal Bond Authority 1                                            7.250     11/01/2010             25,074
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MI New Beginnings Academy COP 1                                          8.000     02/01/2032             61,196
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MI Pansophia Academy COP                                                 7.000     06/01/2029              9,786
---------------------------------------------------------------------------------------------------------------------------------
       400,000   MI Public Educational Facilities Authority
                 (Black River School)                                                     5.800     09/01/2030            396,724
---------------------------------------------------------------------------------------------------------------------------------
       200,000   MI Public Educational Facilities Authority
                 (Old Redford Academy) 1                                                  6.000     12/01/2035            206,296
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Reeths-Puffer Schools                                                 5.000     05/01/2027              5,301
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MI Reeths-Puffer Schools                                                 5.000     05/01/2027              5,301
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   MI State University, Series B 2                                          4.354 4   02/15/2037          1,908,140
---------------------------------------------------------------------------------------------------------------------------------
        45,000   MI Strategic Fund Limited Obligation
                 (Clark Retirement Community/Clark Retirement
                 Community Foundation Obligated Group) 1                                  5.650     09/01/2029             46,187
---------------------------------------------------------------------------------------------------------------------------------
       225,000   MI Strategic Fund Limited Obligation
                 (Detroit Edison Company) 1                                               5.450     09/01/2029            229,957
---------------------------------------------------------------------------------------------------------------------------------
       130,000   MI Strategic Fund Limited Obligation
                 (Detroit Edison Company) 1                                               5.550     09/01/2029            134,757
---------------------------------------------------------------------------------------------------------------------------------
       460,000   MI Strategic Fund Limited Obligation
                 (Detroit Edison Company) 1                                               5.650     09/01/2029            472,494
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MI Strategic Fund Limited Obligation
                 (Dow Chemical Company) 1                                                 5.500     12/01/2028             52,161
---------------------------------------------------------------------------------------------------------------------------------
       120,000   MI Strategic Fund Limited Obligation
                 (Ford Motor Company), Series A 1                                         6.550     10/01/2022            120,031
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MI Strategic Fund Limited Obligation
                 (Imperial Holly Corp.) 1                                                 6.250     11/01/2015             47,653


            36 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$    6,000,000   MI Strategic Fund Limited Obligation
                 (Wolverine Human Services) 1                                             5.850%    08/31/2027     $    6,010,860
---------------------------------------------------------------------------------------------------------------------------------
       870,000   MI Strategic Fund Pollution Control
                 (General Motors Corp.) 1                                                 6.200     09/01/2020            870,539
---------------------------------------------------------------------------------------------------------------------------------
       740,000   MI Strategic Fund Pollution Control
                 (General Motors Corp.) 5                                                 7.000 4   04/01/2008            740,000
---------------------------------------------------------------------------------------------------------------------------------
       225,000   MI Strategic Fund Solid Waste
                 (S.D. Warren & Company) 1                                                7.375     01/15/2022            227,536
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   MI Tobacco Settlement Finance Authority 1                                6.000     06/01/2034          1,001,720
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   MI Tobacco Settlement Finance Authority 1                                6.000     06/01/2048            999,750
---------------------------------------------------------------------------------------------------------------------------------
   138,200,000   MI Tobacco Settlement Finance Authority                                  7.247 3   06/01/2052          5,959,184
---------------------------------------------------------------------------------------------------------------------------------
   125,000,000   MI Tobacco Settlement Finance Authority                                  7.500 3   06/01/2052          4,935,000
---------------------------------------------------------------------------------------------------------------------------------
       115,000   MI Trunk Line Dept. of Treasury 1                                        5.000     11/01/2026            117,382
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MI Wayne State University 1                                              5.650     11/15/2015             20,033
---------------------------------------------------------------------------------------------------------------------------------
       125,000   MI Wayne State University                                                5.650     11/15/2015            125,204
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Monroe County, MI Water Supply 1                                         5.000     05/01/2025             20,517
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Muskegon County, MI Building Authority                                   5.625     07/01/2010             20,027
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Northern MI University 1                                                 5.000     12/01/2025             76,299
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Northern MI University                                                   5.125     12/01/2020              5,105
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Northview, MI Public Schools District 1                                  5.000     05/01/2018             25,172
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Oakland County, MI (John E. Olsen Drain District) 1                      5.900     05/01/2014             75,111
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Oakland County, MI EDC (Orchard LakeSchools)                             5.000     09/01/2037            296,772
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Ottawa County, MI Building Authority                                     4.900     11/01/2009             10,153
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Oxford, MI Area Community School District                                5.000     05/01/2031             10,549
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Oxford, MI Water 1                                                       5.900     07/01/2017             25,352
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Plymouth, MI Educational Center Charter School
                 (Public School Academy) 1                                                5.375     11/01/2030             49,541
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Plymouth, MI Educational Center Charter School
                 (Public School Academy) 1                                                5.625     11/01/2035            176,631
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Pontiac, MI Sewer Disposal 1                                             5.750     01/01/2020            103,631
---------------------------------------------------------------------------------------------------------------------------------
       630,000   Pontiac, MI Tax Increment Finance Authority                              6.250     06/01/2022            658,791
---------------------------------------------------------------------------------------------------------------------------------
       795,000   Pontiac, MI Tax Increment Finance Authority                              6.375     06/01/2031            827,261
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Portage, MI GO 1                                                         5.600     12/01/2014             25,207
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Royal Oak, MI Hospital Finance Authority
                 (William Beaumont Hospital) 1                                            5.250     11/15/2035             30,662
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Saginaw County, MI (Williamson Acres Drain)                              5.000     06/01/2018             15,166
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Scio Township, MI (Downtown Devel.)                                      6.800     05/01/2010             10,078
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Scio Township, MI Building Authority 1                                   5.650     05/01/2016             20,222
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Scio Township, MI Building Authority 1                                   5.650     05/01/2017             25,278


            37 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$       15,000   Shiawassee County, MI (Spaulding Drain District)                         5.000%    06/01/2016     $       15,037
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Southfield, MI EDC (Lawrence Technological University)                   5.400     02/01/2018             15,192
---------------------------------------------------------------------------------------------------------------------------------
        15,000   St. Joseph, MI School District                                           5.000     05/01/2026             15,364
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Tittabawasee Township, MI (Downtown Devel.)                              7.000     05/01/2014             10,027
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Troy, MI GO 1                                                            5.250     05/01/2011             75,482
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Troy, MI GO (Streets, Roads & Streetscape) 1                             5.500     10/01/2019             50,728
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Washtenaw County, MI
                 (Northfield Township Wastewater System) 1                                5.250     05/01/2017             25,284
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Wayne County, MI Building Authority 1                                    5.250     06/01/2016             35,382
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County) 1                                    5.000     12/01/2019             25,439
---------------------------------------------------------------------------------------------------------------------------------
       600,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County) 1                                    5.000     12/01/2022            606,360
---------------------------------------------------------------------------------------------------------------------------------
     1,867,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County) 1                                    5.000     12/01/2028          1,879,397
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County) 1                                    5.125     12/01/2017             20,395
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County) 1                                    5.250     12/01/2014             51,255
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County) 1                                    5.250     12/01/2017             51,319
---------------------------------------------------------------------------------------------------------------------------------
        85,000   Wayne, MI Charter County Airport
                 (Detroit Metropolitan Wayne County) 1                                    5.250     12/01/2018             86,773
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Webberville, MI Water Supply & Wastewater
                 Treatment                                                                6.500     11/01/2018              5,010
---------------------------------------------------------------------------------------------------------------------------------
        30,000   West Ottawa, MI Public School District 1                                 5.600     05/01/2021             30,053
---------------------------------------------------------------------------------------------------------------------------------
        20,000   West Ottawa, MI Public School District 1                                 5.600     05/01/2026             20,030
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Western MI University 1                                                  5.000     11/15/2013            100,173
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Western MI University 1                                                  5.125     11/15/2017            100,189
---------------------------------------------------------------------------------------------------------------------------------
       120,000   Western MI University 1                                                  5.125     11/15/2022            120,200
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Wyandotte, MI Electric 1                                                 5.375     10/01/2017            256,793
                                                                                                                   --------------
                                                                                                                       52,274,584

---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--23.1%
        30,000   Guam Government Waterworks Authority &
                 Wastewater System 1                                                      6.000     07/01/2025             31,174
---------------------------------------------------------------------------------------------------------------------------------
       115,000   Puerto Rico Aqueduct & Sewer Authority 1                                 5.000     07/01/2019            117,238
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Electric Power Authority, Series UU 2                        4.291 4   07/01/2031            938,450
---------------------------------------------------------------------------------------------------------------------------------
       685,000   Puerto Rico HFC, Series B 1                                              5.300     12/01/2028            695,556
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico Highway & Transportation Authority                           5.000     07/01/2028              5,058


            38 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       60,000   Puerto Rico Highway & Transportation Authority,
                 Series G 1                                                               5.000%    07/01/2042     $       60,189
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Puerto Rico IMEPCF (American Airlines)                                   6.450     12/01/2025             15,113
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico Infrastructure 1                                             5.000     07/01/2041             25,134
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                         5.375     02/01/2019             60,837
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                         5.500     12/01/2031             20,181
---------------------------------------------------------------------------------------------------------------------------------
       115,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1                       6.500     07/01/2012            115,107
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1                       6.500     07/01/2026             24,850
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF
                 (San Lucas & Cristo Redentor Hospitals) 1                                5.750     06/01/2029             69,527
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Puerto Rico Municipal Finance Agency, Series A 1                         5.250     08/01/2023            130,081
---------------------------------------------------------------------------------------------------------------------------------
       530,000   Puerto Rico Port Authority (American Airlines),
                 Series A 1                                                               6.250     06/01/2026            530,286
---------------------------------------------------------------------------------------------------------------------------------
       195,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                                                 6.300     06/01/2023            194,998
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Puerto Rico Public Buildings Authority 1                                 5.000     07/01/2036            150,885
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Puerto Rico Public Buildings Authority, Series D 1                       5.125     07/01/2024             40,911
---------------------------------------------------------------------------------------------------------------------------------
     7,500,000   Puerto Rico Sales Tax Financing Corp., Series A 2                        4.518 4   08/01/2057          7,297,425
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Water & Power Authority, Series A 1                                 5.000     07/01/2031            982,179
                                                                                                                   --------------
                                                                                                                       11,505,179

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $63,692,577)--128.1%                                                                 63,779,763
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(28.1)                                                                         (13,975,029)
                                                                                                                   --------------
NET ASSETS--100.0%                                                                                                 $   49,804,734
                                                                                                                   ==============


            39 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable or increasing rate security.

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $740,000, which represents 1.49% of the Fund's net assets. See Note 5 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP           Certificates of Participation
EDC           Economic Devel. Corp.
GO            General Obligation
HFC           Housing Finance Corp.
HHCAHH        Home Health Care Agency of Holland Home
HHF           Holland Home Foundation
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
OHC           Oakwood Hospital Corp.
OUH           Oakwood United Hospitals
RD            Rehab Dimension
ROLs          Residual Option Longs
V.I.          United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                  MARKET VALUE  PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                     $   12,895,654     20.2%
Sales Tax Revenue                                            7,599,980     11.9
Not-for-Profit Organization                                  6,055,902      9.5
Hospital/Health Care                                         5,604,276      8.8
Single Family Housing                                        3,737,011      5.9
Tax Increment Financing (TIF)                                3,391,589      5.3
Higher Education                                             2,929,861      4.6
Marine/Aviation Facilities                                   2,891,968      4.5
Paper, Containers & Packaging                                2,844,386      4.5
Education                                                    2,509,723      3.9
General Obligation                                           2,389,360      3.7
Electric Utilities                                           2,078,638      3.3
Adult Living Facilities                                      2,011,396      3.2
Automobiles                                                  1,780,608      2.8
Water Utilities                                              1,675,540      2.6
Airlines                                                       740,397      1.2
Multifamily Housing                                            577,572      0.9
Municipal Leases                                               537,356      0.8
Sewer Utilities                                                473,173      0.7
Special Tax                                                    377,910      0.6
Student Loans                                                  313,011      0.5
Government Appropriation                                       199,391      0.3
Highways/Commuter Facilities                                    65,247      0.1
Chemicals                                                       52,161      0.1
Food Products                                                   47,653      0.1
                                                        ------------------------
Total                                                   $   63,779,763    100.0%
                                                        ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            40 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--136.7%
---------------------------------------------------------------------------------------------------------------------------------
OHIO--85.2%
$       40,000   Adams County, OH Valley Local School District                            5.250%    12/01/2021     $       40,106
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Akron, OH Bath Copley Joint Township Hospital
                 District                                                                 5.250     11/15/2031             75,839
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Akron, OH Bath Copley Joint Township Hospital
                 District (Summa Health System)                                           5.375     11/15/2018             15,275
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Allen County, OH Industrial Devel. Revenue
                 (Kmart Corp.)                                                            6.750     11/15/2008             25,087
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Ashland County, OH Multifamily Mtg.
                 (Ashland Assisted Living) 1                                              8.000     11/01/2029             24,984
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Athens County, OH Multifamily
                 (Athens Health Partners)                                                 7.000     09/01/2013             24,997
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Auglaize County, OH (Lake Pleasant Central School)                       7.000     12/01/2011             15,041
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Blue Ash, OH Tax Increment Financing (Duke Realty) 1                     5.000     12/01/2035             96,123
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Bristol, OH Local School District 1                                      5.250     12/01/2020            253,178
---------------------------------------------------------------------------------------------------------------------------------
     2,980,000   Centerville, OH Health Care (Bethany Lutheran Village)                   5.750     11/01/2022          3,023,121
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Clermont County, OH Hospital Facilities
                 (Mercy Health System)                                                    5.625     09/01/2021             51,071
---------------------------------------------------------------------------------------------------------------------------------
       140,000   Cleveland, OH Airport (Continental Airlines) 1                           5.375     09/15/2027            128,325
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Cleveland, OH Airport (Continental Airlines) 1                           5.500     12/01/2008              9,980
---------------------------------------------------------------------------------------------------------------------------------
       275,000   Cleveland, OH Airport (Continental Airlines) 1                           5.700     12/01/2019            265,617
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Cleveland, OH Airport System                                             5.000     01/01/2031             65,882
---------------------------------------------------------------------------------------------------------------------------------
        80,000   Cleveland, OH Airport System                                             5.125     01/01/2014             81,026
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Cleveland, OH Airport System                                             5.125     01/01/2015             15,189
---------------------------------------------------------------------------------------------------------------------------------
       115,000   Cleveland, OH Airport System                                             5.125     01/01/2017            116,397
---------------------------------------------------------------------------------------------------------------------------------
       840,000   Cleveland, OH Airport System 1                                           5.125     01/01/2022            849,374
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Cleveland, OH Airport System, Series A                                   5.125     01/01/2022             10,112
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Cleveland, OH COP (Cleveland Stadium)                                    5.250     11/15/2017             20,439
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Cleveland, OH COP (Cleveland Stadium) 1                                  5.250     11/15/2022            229,896
---------------------------------------------------------------------------------------------------------------------------------
       380,000   Cleveland, OH COP (Cleveland Stadium) 1                                  5.250     11/15/2027            388,174
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Cleveland, OH COP (Cleveland Stadium) 1                                  5.500     11/15/2018             20,445
---------------------------------------------------------------------------------------------------------------------------------
       435,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
                 (Ambleside Apartments) 2                                                 7.000     06/01/2018            459,012
---------------------------------------------------------------------------------------------------------------------------------
       195,000   Cleveland, OH Waterworks 1                                               5.000     01/01/2028            197,445
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Cleveland, OH Waterworks                                                 5.250     01/01/2013             20,281
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Cleveland, OH Waterworks                                                 5.250     01/01/2015            101,404
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Myers University) 1                                                     5.600     05/15/2025            232,088
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Perrysburg) 1                                                           4.800     11/15/2035            130,707


            41 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$       25,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Port Cleveland)                                                         5.750%    05/15/2020     $       25,148
---------------------------------------------------------------------------------------------------------------------------------
       180,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Port Cleveland) 1                                                       5.800     05/15/2027            181,570
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Coldwater Village, OH School District                                    5.350     12/01/2011              5,015
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Columbiana County, OH GO 1                                               5.250     12/01/2024             15,188
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Columbus, OH Municipal Airport Authority                                 5.000     01/01/2028             15,206
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Columbus, OH Regional Airport Authority                                  5.000     11/20/2035             19,775
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Cuyahoga County, OH Health Care Facilities
                 (Menorah Park Center for Senior Living)                                  6.600     02/15/2018            100,066
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Cuyahoga County, OH Health Care Facilities
                 (Senior Living Bet Moshev Zekenim) 1                                     6.800     02/15/2035             26,071
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Cuyahoga County, OH Hospital (Cleveland Clinic)                          5.125     01/01/2029             46,158
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Cuyahoga County, OH Hospital (Cleveland Clinic)                          5.125     01/01/2029             20,164
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Cuyahoga County, OH Hospital (Metro Health System)                       5.125     02/15/2013             35,645
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Cuyahoga County, OH Hospital (Metro Health System)                       5.125     02/15/2015             25,461
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Cuyahoga County, OH Hospital (Metro Health System)                       5.125     02/15/2017             35,626
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Cuyahoga County, OH Hospital (Metro Health System) 1                     5.250     02/15/2019            106,975
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Cuyahoga County, OH Hospital (Metro Health System)                       5.375     02/15/2012             10,212
---------------------------------------------------------------------------------------------------------------------------------
       305,000   Cuyahoga County, OH Hospital (Metro Health System) 1                     5.500     02/15/2027            311,070
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Cuyahoga County, OH Hospital (W.O. Walker Center)                        5.000     01/01/2023             10,173
---------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Cuyahoga County, OH Hospital Facilities (Canton)                         7.500     01/01/2030          1,355,663
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Cuyahoga County, OH Hsg. (Rockefeller Park)                              5.750     01/20/2029             56,304
---------------------------------------------------------------------------------------------------------------------------------
        85,000   Cuyahoga County, OH Mtg. (Osborn Apartments)                             5.350     05/20/2018             85,332
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Cuyahoga County, OH Multifamily (Livingston Park) 1                      5.350     09/20/2027             51,005
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Cuyahoga County, OH Utility System
                 (The Medical Center Company) 1                                           5.850     08/15/2010             30,098
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Dayton City, OH School District
                 (Administrative Facility) 1                                              5.150     12/01/2023             77,156
---------------------------------------------------------------------------------------------------------------------------------
       525,000   Dayton, OH Airport (James M. Cox)                                        5.250     12/01/2023            531,584
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Dayton, OH Airport (James M. Cox) 1                                      5.250     12/01/2027             45,232
---------------------------------------------------------------------------------------------------------------------------------
        70,000   Dayton, OH Airport (James M. Cox) 1                                      5.350     12/01/2032             70,257
---------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Dayton-Montgomery County, OH Port Authority
                 (Dayton Regional Bond Fund-Maverick)                                     5.125     05/15/2022          1,255,588
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Delaware County, OH Library District                                     5.300     11/01/2010             25,034
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Dublin, OH City School District                                          5.000     12/01/2012             25,307
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Dublin, OH City School District                                          5.000     12/01/2019             30,359
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Erie County, OH Hospital Facilities
                 (Firelands Regional Medical Center)                                      5.500     08/15/2022            104,220


            42 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     245,000    Fairfield County, OH Hospital Improvement
                 (Lancaster-Fairfield Community Hospital)                                 5.500%    06/15/2021     $      246,129
---------------------------------------------------------------------------------------------------------------------------------
       25,000    Finneytown, OH Local School District                                     5.800     12/01/2024             25,593
---------------------------------------------------------------------------------------------------------------------------------
       20,000    Franklin County, OH Convention Facilities Authority                      5.000     12/01/2027             20,234
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Franklin County, OH Health Care Facilities
                 (Friendship Village of Columbus)                                         5.250     08/15/2018              9,757
---------------------------------------------------------------------------------------------------------------------------------
       40,000    Franklin County, OH Health Care Facilities
                 (Friendship Village of Columbus)                                         5.375     08/15/2028             40,128
---------------------------------------------------------------------------------------------------------------------------------
       15,000    Franklin County, OH Health Care Facilities
                 (Friendship Village of Columbus)                                         5.375     08/15/2028             14,677
---------------------------------------------------------------------------------------------------------------------------------
       15,000    Franklin County, OH Health Care Facilities
                 (Ohio Presbyterian Retirement Services) 1                                5.250     07/01/2033             15,036
---------------------------------------------------------------------------------------------------------------------------------
        5,000    Franklin County, OH Health Care Facilities
                 (Ohio Presbyterian Retirement Services)                                  5.400     07/01/2010              5,084
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Franklin County, OH Health Care Facilities
                 (Ohio Presbyterian Retirement Services)                                  5.500     07/01/2011             10,174
---------------------------------------------------------------------------------------------------------------------------------
       15,000    Franklin County, OH Health Care Facilities
                 (Ohio Presbyterian Retirement Services) 1                                5.500     07/01/2017             15,215
---------------------------------------------------------------------------------------------------------------------------------
      200,000    Franklin County, OH Hospital
                 (SAMC/SARM/SJCG Obligated Group) 1                                       5.000     06/01/2028            203,346
---------------------------------------------------------------------------------------------------------------------------------
       25,000    Franklin County, OH Industrial Devel. (FMC Corp.)                        7.125     10/01/2009             25,287
---------------------------------------------------------------------------------------------------------------------------------
       80,000    Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)                       5.550     11/20/2017             81,673
---------------------------------------------------------------------------------------------------------------------------------
       20,000    Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)                       5.650     11/20/2022             20,305
---------------------------------------------------------------------------------------------------------------------------------
       30,000    Franklin County, OH Mtg.
                 (Gateway Apartment Homes)                                                5.800     12/20/2028             31,489
---------------------------------------------------------------------------------------------------------------------------------
       15,000    Franklin County, OH Mtg. (Villas at St. Therese)                         5.250     12/20/2039             15,275
---------------------------------------------------------------------------------------------------------------------------------
      160,000    Franklin County, OH Mtg. (Villas at St. Therese) 1                       5.500     07/01/2021            161,368
---------------------------------------------------------------------------------------------------------------------------------
       35,000    Franklin County, OH Multifamily Hsg.
                 (Country Ridge Apartments)                                               5.750     10/20/2017             35,880
---------------------------------------------------------------------------------------------------------------------------------
       25,000    Franklin County, OH Multifamily Hsg. (Hamilton Creek)                    5.550     07/01/2024             25,020
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Franklin County, OH Multifamily Hsg. (Tuttle Park) 1                     5.950     03/01/2016             10,506
---------------------------------------------------------------------------------------------------------------------------------
       25,000    Franklin County, OH Multifamily Hsg. (Tuttle Park)                       6.500     03/01/2026             26,193
---------------------------------------------------------------------------------------------------------------------------------
       40,000    Franklin County, OH Revenue (New Lincoln Lodge)                          6.850     02/01/2035             41,453
---------------------------------------------------------------------------------------------------------------------------------
      250,000    Glenwillow Village, OH GO 1                                              5.000     12/01/2026            259,200
---------------------------------------------------------------------------------------------------------------------------------
      225,000    Glenwillow Village, OH GO 1                                              5.875     12/01/2024            241,281
---------------------------------------------------------------------------------------------------------------------------------
      180,000    Greater Cincinnati, OH Elderly Hsg. Finance Corp.
                 (Cambridge Apartments)                                                   6.600     08/01/2025            184,684
---------------------------------------------------------------------------------------------------------------------------------
      202,500    Greene County, OH Economic Devel. (YMCA) 1                               6.000     12/01/2023            199,924
---------------------------------------------------------------------------------------------------------------------------------
       25,000    Greene County, OH University Hsg.
                 (Central State University)                                               5.000     09/01/2016             25,480


            43 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      55,000    Greene County, OH University Hsg.
                 (Central State University) 1                                             5.100%    09/01/2035     $       52,977
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Greene County, OH University Hsg.
                 (Central State University)                                               5.625     09/01/2032             10,155
---------------------------------------------------------------------------------------------------------------------------------
    2,500,000    Grove City, OH Tax Increment Financing                                   5.375     12/01/2031          2,361,025
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Hamilton County, OH (Judson Care Center)                                 6.500     08/01/2026             10,268
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Hamilton County, OH Hospital Facilities
                 (Children's Hospital Medical Center) 1                                   5.000     05/15/2013             10,010
---------------------------------------------------------------------------------------------------------------------------------
      310,000    Hamilton County, OH Hospital Facilities
                 (Children's Hospital Medical Center) 1                                   5.000     05/15/2023            316,451
---------------------------------------------------------------------------------------------------------------------------------
       15,000    Hamilton County, OH Sales Tax
                 (Hamilton County Football)                                               4.750     12/01/2027             15,048
---------------------------------------------------------------------------------------------------------------------------------
       20,000    Hamilton, OH (One Renaissance Center)                                    5.000     11/01/2026             20,769
---------------------------------------------------------------------------------------------------------------------------------
       49,000    Heath, OH City School District                                           6.375     12/01/2027             51,680
---------------------------------------------------------------------------------------------------------------------------------
      250,000    Huron County, OH Hospital Facilities (Fisher-Titus) 1                    5.250     12/01/2037            252,153
---------------------------------------------------------------------------------------------------------------------------------
      100,000    Jackson, OH Waterworks                                                   5.600     12/01/2018            100,353
---------------------------------------------------------------------------------------------------------------------------------
    1,775,000    Jeffrey Place, OH New Community Authority
                 (Jeffrey Place Redevel.)                                                 5.000     12/01/2032          1,674,269
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Lake County, OH Hospital Facilities
                 (Lake Hospital System)                                                   5.000     08/15/2023             10,227
---------------------------------------------------------------------------------------------------------------------------------
       25,000    Lake County, OH Sewer District Improvements 1                            6.250     12/01/2014             25,053
---------------------------------------------------------------------------------------------------------------------------------
        5,000    Lakewood, OH GO                                                          5.125     12/01/2017              5,132
---------------------------------------------------------------------------------------------------------------------------------
       70,000    Lorain County, OH Elderly Hsg. Corp. (Harr Plaza) 1                      6.375     07/15/2019             71,917
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Lorain County, OH Health Care Facilities
                 (Kenal at Oberlin)                                                       5.250     02/01/2021             10,036
---------------------------------------------------------------------------------------------------------------------------------
       40,000    Lorain County, OH Hospital
                 (Catholic Healthcare Partners) 1                                         5.250     10/01/2033             40,919
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Lorain County, OH Hospital
                 (Catholic Healthcare Partners)                                           5.375     10/01/2030             10,309
---------------------------------------------------------------------------------------------------------------------------------
      390,000    Lorain County, OH Hospital
                 (Catholic Healthcare Partners)                                           5.500     09/01/2027            398,249
---------------------------------------------------------------------------------------------------------------------------------
       75,000    Lorain County, OH Hospital
                 (Catholic Healthcare Partners) 1                                         5.625     09/01/2014             76,598
---------------------------------------------------------------------------------------------------------------------------------
       20,000    Lorain County, OH Hospital
                 (Catholic Healthcare Partners) 1                                         5.625     09/01/2016             20,429
---------------------------------------------------------------------------------------------------------------------------------
       15,000    Lorain County, OH Hospital
                 (Catholic Healthcare Partners) 1                                         5.625     09/01/2017             15,321
---------------------------------------------------------------------------------------------------------------------------------
      220,000    Lorain County, OH Port Authority (Alumalloy LLC) 1                       6.000     11/15/2025            220,187
---------------------------------------------------------------------------------------------------------------------------------
       40,000    Lorain, OH Sewer System 1                                                5.400     04/01/2009             40,059
---------------------------------------------------------------------------------------------------------------------------------
      225,000    Lucas County, OH GO 1                                                    6.500     12/01/2016            230,013
---------------------------------------------------------------------------------------------------------------------------------
       10,000    Lucas-Palmer, OH HDC (Palmer Gardens)                                    6.125     07/01/2025             10,011


            44 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      10,000    Madison County, OH Multifamily Hsg.
                 (Madison Health Partners)                                                8.500%    02/01/2027     $       10,001
---------------------------------------------------------------------------------------------------------------------------------
        5,000    Mahoning County, OH Hospital Facilities
                 (Forum Health Obligated Group)                                           5.000     11/15/2017              5,112
---------------------------------------------------------------------------------------------------------------------------------
       80,000    Mahoning County, OH Hospital Facilities
                 (Forum Health Obligated Group) 1                                         5.000     11/15/2025             81,562
---------------------------------------------------------------------------------------------------------------------------------
      735,000    Mahoning County, OH Hospital Facilities
                 (Forum Health Obligated Group) 1                                         6.000     11/15/2032            712,700
---------------------------------------------------------------------------------------------------------------------------------
      170,000    Marblehead, OH GO (Island View Waterline) 1                              5.250     12/01/2026            175,421
---------------------------------------------------------------------------------------------------------------------------------
        5,000    Medina, OH City School District                                          5.000     12/01/2018              5,067
---------------------------------------------------------------------------------------------------------------------------------
       50,000    Meigs County, OH Industrial Devel. Revenue
                 (Meigs Convalescent)                                                     8.250     12/01/2016             50,353
---------------------------------------------------------------------------------------------------------------------------------
      200,000    Miami County, OH Hospital Facilities
                 (Upper Valley Medical Center) 1                                          5.250     05/15/2026            202,130
---------------------------------------------------------------------------------------------------------------------------------
       60,000    Montgomery County, OH Multifamily Hsg.
                 (Creekside Villas)                                                       6.000     09/01/2031             60,915
---------------------------------------------------------------------------------------------------------------------------------
      100,000    Montgomery County, OH Sewer
                 (Greater Moraine-Beaver Creek) 1                                         5.600     09/01/2011            100,835
---------------------------------------------------------------------------------------------------------------------------------
      110,000    Muskingum County, OH Hospital Facilities
                 (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                 Obligated Group) 1                                                       5.400     12/01/2016            111,700
---------------------------------------------------------------------------------------------------------------------------------
      105,000    Muskingum County, OH Hospital Facilities (FSCCHM)                        5.375     02/15/2012            105,132
---------------------------------------------------------------------------------------------------------------------------------
      325,000    New Carlisle, OH (Twin Creek) 1                                          6.125     11/01/2026            353,538
---------------------------------------------------------------------------------------------------------------------------------
       30,000    North Canton, OH Health Care Facilities
                 (Waterford at St. Luke)                                                  5.800     11/15/2028             29,638
---------------------------------------------------------------------------------------------------------------------------------
      250,000    OH Air Quality Devel. Authority
                 (Cincinnati Gas & Electric Company) 1                                    5.450     01/01/2024            250,350
---------------------------------------------------------------------------------------------------------------------------------
       45,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company)                                6.000     12/01/2013             45,320
---------------------------------------------------------------------------------------------------------------------------------
      115,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company) 1                              6.000     08/01/2020            117,384
---------------------------------------------------------------------------------------------------------------------------------
      190,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company) 1                              6.100     08/01/2020            192,734
---------------------------------------------------------------------------------------------------------------------------------
      355,000    OH Air Quality Devel. Authority (JMG Funding) 1                          5.625     10/01/2022            362,292
---------------------------------------------------------------------------------------------------------------------------------
      655,000    OH Air Quality Devel. Authority (JMG Funding) 1                          5.625     01/01/2023            668,454
---------------------------------------------------------------------------------------------------------------------------------
      425,000    OH Air Quality Devel. Authority
                 (Ohio Power Company) 1                                                   5.150     05/01/2026            436,560
---------------------------------------------------------------------------------------------------------------------------------
      135,000    OH Air Quality Devel. Authority
                 (Toledo Edison Company) 1                                                6.100     08/01/2027            137,870
---------------------------------------------------------------------------------------------------------------------------------
      110,000    OH Dept. Administrative Services 1                                       5.000     06/15/2023            112,423
---------------------------------------------------------------------------------------------------------------------------------
      200,000    OH Economic Devel. (Astro Instrumentation) 1                             5.450     06/01/2022            208,054


            45 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$       15,000   OH Economic Devel. (Ohio Enterprise Bond Fund) 1                         5.150%    12/01/2017     $       15,667
---------------------------------------------------------------------------------------------------------------------------------
        35,000   OH Environmental Facilities (Ford Motor Company)                         5.950     09/01/2029             34,639
---------------------------------------------------------------------------------------------------------------------------------
        65,000   OH Environmental Facilities (Ford Motor Company) 1                       6.150     06/01/2030             65,320
---------------------------------------------------------------------------------------------------------------------------------
       140,000   OH HFA 1                                                                 4.800     03/01/2036            133,424
---------------------------------------------------------------------------------------------------------------------------------
       245,000   OH HFA 1                                                                 5.250     09/01/2030            249,942
---------------------------------------------------------------------------------------------------------------------------------
        15,000   OH HFA (Beehive/Doan Obligated Group) 1                                  5.950     01/15/2026             15,313
---------------------------------------------------------------------------------------------------------------------------------
       600,000   OH HFA
                 (Government National Mortgage Assn. Collateral Mtg.)                     5.000     11/20/2047            580,410
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   OH HFA (Michaelmas Apartments)                                           5.600     10/20/2042          2,034,500
---------------------------------------------------------------------------------------------------------------------------------
        10,000   OH HFA (Oakleaf Village) 1                                               5.700     09/01/2026             10,008
---------------------------------------------------------------------------------------------------------------------------------
        15,000   OH HFA (Residential Mtg.)                                                5.000     09/01/2036             14,740
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   OH HFA (Residential Mtg.)                                                5.100     03/01/2038          1,992,200
---------------------------------------------------------------------------------------------------------------------------------
       250,000   OH HFA (Residential Mtg.) 3                                              5.150     03/01/2038            250,470
---------------------------------------------------------------------------------------------------------------------------------
        45,000   OH HFA (Residential Mtg.)                                                5.400     09/01/2029             45,403
---------------------------------------------------------------------------------------------------------------------------------
        45,000   OH HFA (Residential Mtg.) 1                                              5.550     09/01/2019             46,013
---------------------------------------------------------------------------------------------------------------------------------
         5,000   OH HFA (Single Family Mtg.)                                              5.750     04/01/2016              5,006
---------------------------------------------------------------------------------------------------------------------------------
       110,000   OH HFA (Wind River Apartments) 1                                         5.550     11/01/2018            111,826
---------------------------------------------------------------------------------------------------------------------------------
        20,000   OH HFA (Wind River Apartments)                                           5.650     05/01/2032             20,232
---------------------------------------------------------------------------------------------------------------------------------
        15,000   OH HFA, Series A-1 1                                                     5.400     09/01/2029             15,113
---------------------------------------------------------------------------------------------------------------------------------
     2,035,000   OH HFA, Series D                                                         5.450     09/01/2031          2,106,429
---------------------------------------------------------------------------------------------------------------------------------
         5,000   OH Higher Educational Facility (Oberlin College)                         5.000     10/01/2033              5,127
---------------------------------------------------------------------------------------------------------------------------------
        30,000   OH Higher Educational Facility (Xavier University) 1                     5.350     11/01/2008             30,043
---------------------------------------------------------------------------------------------------------------------------------
       200,000   OH Pollution Control (General Motors Corp.) 1                            5.625     03/01/2015            196,592
---------------------------------------------------------------------------------------------------------------------------------
       850,000   OH Port Authority of Columbiana Solid Waste
                 (A&L Salvage)                                                           14.500     07/01/2028          1,035,530
---------------------------------------------------------------------------------------------------------------------------------
       100,000   OH Port Authority of Columbiana Solid Waste
                 (Liberty Waste Transportation) 1                                         7.125     08/01/2025            104,128
---------------------------------------------------------------------------------------------------------------------------------
        50,000   OH Sewage & Solid Waste Disposal (Anheuser Busch)                        6.000     07/01/2035             52,284
---------------------------------------------------------------------------------------------------------------------------------
        15,000   OH Shawnee State University General Receipts,
                 Series A 1                                                               7.100     06/01/2009             15,090
---------------------------------------------------------------------------------------------------------------------------------
       195,000   OH Solid Waste (General Motors Corp.) 1                                  6.300     12/01/2032            192,219
---------------------------------------------------------------------------------------------------------------------------------
       600,000   OH Solid Waste Disposal (USG Corp.) 1                                    5.600     08/01/2032            591,714
---------------------------------------------------------------------------------------------------------------------------------
       950,000   OH Solid Waste Disposal (USG Corp.) 1                                    5.650     03/01/2033            934,848
---------------------------------------------------------------------------------------------------------------------------------
       215,000   OH Solid Waste Disposal (USG Corp.) 1                                    6.050     08/01/2034            217,027
---------------------------------------------------------------------------------------------------------------------------------
        50,000   OH University of Cincinnati General Receipts 1                           5.100     06/01/2009             50,493
---------------------------------------------------------------------------------------------------------------------------------
       535,000   OH Water Devel. Authority (Cargill) 1                                    6.300     09/01/2020            535,086
---------------------------------------------------------------------------------------------------------------------------------
       195,000   OH Water Devel. Authority
                 (Cincinnati Gas & Electric Company) 1                                    5.450     01/01/2024            196,084


            46 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      475,000   OH Water Devel. Authority
                 (Cleveland Electric Illuminating Company) 1                              6.100%    08/01/2020     $      484,381
---------------------------------------------------------------------------------------------------------------------------------
     1,075,000   OH Water Devel. Authority (General Motors Corp.)                         5.900     06/15/2008          1,072,205
---------------------------------------------------------------------------------------------------------------------------------
       250,000   OH Western Reserve Port Authority Solid Waste
                 Facility (Central Waste) 1                                               6.350     07/01/2027            247,555
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Orange Village, OH GO                                                    5.500     12/01/2027            520,075
---------------------------------------------------------------------------------------------------------------------------------
       390,000   Orange Village, OH GO (Chagrin) 1                                        5.250     12/01/2024            400,397
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Ottawa County, OH GO                                                     5.000     09/01/2031              5,130
---------------------------------------------------------------------------------------------------------------------------------
       320,000   Parma, OH GO 1                                                           5.000     12/01/2026            328,509
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Pike County, OH Hospital Facilities
                 (Pike Health Services)                                                   6.750     07/01/2017              5,052
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Pleasant, OH Local School District 1                                     5.100     12/01/2018             15,017
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Port of Greater Cincinnati, OH Devel. Authority
                 (Public Parking Infrastructure) 1                                        6.400     02/15/2034            235,285
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Reynoldsburg, OH City School District                                    5.450     12/01/2017             25,327
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Reynoldsburg, OH Health Care Facilities (Wesley Ridge) 1                 6.150     10/20/2038            134,117
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Scioto County, OH Marine Terminal Facility
                 (Norfolk & Western Railway Company)                                      5.300     08/15/2013             25,746
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Seven Hills, OH GO                                                       6.250     12/01/2020             21,509
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Solon, OH GO                                                             5.450     12/01/2013             30,044
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Springboro, OH Special Assessment                                        6.250     12/01/2014              5,110
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Stark County, OH Health Care Facilities (Rose Lane)                      5.400     07/20/2028             15,466
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Toledo, OH GO                                                            6.350     12/01/2025             30,717
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Toledo, OH Multifamily Hsg. (Commodore Perry) 1                          5.400     12/01/2023             60,815
---------------------------------------------------------------------------------------------------------------------------------
        95,000   Toledo, OH Multifamily Hsg. (Commodore Perry) 1                          5.450     12/01/2028             96,081
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Toledo, OH Multifamily Hsg. (Hillcrest Apartments)                       5.250     12/01/2018              5,078
---------------------------------------------------------------------------------------------------------------------------------
       115,000   Toledo, OH Multifamily Hsg. (Hillcrest Apartments) 1                     5.300     12/01/2028            115,909
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Toledo-Lucas County, OH Convention & Visitor's
                 Bureau 1                                                                 5.700     10/01/2015             40,466
---------------------------------------------------------------------------------------------------------------------------------
       345,000   Toledo-Lucas County, OH Port Authority 1                                 5.500     05/15/2020            336,551
---------------------------------------------------------------------------------------------------------------------------------
     3,680,000   Toledo-Lucas County, OH Port Authority
                 (Crocker Park)                                                           5.375     12/01/2035          3,763,978
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio) 1                                                       5.125     11/15/2025            300,972
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio) 1                                                       5.400     05/15/2019            151,490
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio) 1                                                       6.375     11/15/2032             52,880
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Toledo-Lucas County, OH Port Authority (Preston) 1                       4.800     11/15/2035            154,567


            47 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$    1,000,000   Toledo-Lucas County, OH Port Authority
                 (Town Square at Levis Commons)                                           5.400%    11/01/2036     $    1,016,280
---------------------------------------------------------------------------------------------------------------------------------
     1,120,000   Trumball County, OH Multifamily Hsg.
                 (Royal Mall Apartments)                                                  5.000     05/20/2049          1,074,214
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Tuscarawas County, OH (Union Hospital Assoc.) 1                          5.250     10/01/2031             15,084
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Warren, OH Waterworks 1                                                  5.000     11/01/2022             10,210
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Waynesville, OH Health Care Facilities (Quaker Heights)                  5.600     02/20/2032             41,824
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Zanesville-Muskingum County, OH Port Authority
                 (Anchor Glass Container Corp.) 1                                        10.250     12/01/2008             25,065
                                                                                                                   --------------
                                                                                                                       47,070,857
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--51.5%
       250,000   Northern Mariana Islands Ports Authority, Series A 1                     5.000     06/01/2030            228,010
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Puerto Rico Aqueduct & Sewer Authority 1                                 5.000     07/01/2019            131,108
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Puerto Rico Aqueduct & Sewer Authority 1                                 5.000     07/01/2019            112,141
---------------------------------------------------------------------------------------------------------------------------------
       690,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.375     05/15/2033            687,102
---------------------------------------------------------------------------------------------------------------------------------
    39,400,000   Puerto Rico Children's Trust Fund (TASC)                                 6.404 4   05/15/2050          2,447,922
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico Commonwealth GO                                              5.125     07/01/2031             10,122
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Puerto Rico Commonwealth GO                                              5.250     07/01/2024          3,129,150
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Puerto Rico Electric Power Authority, Series UU 5                        4.291 6   07/01/2031          3,753,800
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico HFC 1                                                        5.100     12/01/2018             25,152
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Puerto Rico HFC (Homeowner Mtg.)                                         5.200     12/01/2032             65,797
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico Highway & Transportation Authority,
                 Series G                                                                 5.000     07/01/2042              5,016
---------------------------------------------------------------------------------------------------------------------------------
        90,000   Puerto Rico IMEPCF (American Airlines) 1                                 6.450     12/01/2025             90,680
---------------------------------------------------------------------------------------------------------------------------------
       675,000   Puerto Rico Infrastructure                                               5.000     07/01/2046            678,038
---------------------------------------------------------------------------------------------------------------------------------
     1,580,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                         5.375     02/01/2019          1,602,041
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                             5.500     07/01/2017             50,827
---------------------------------------------------------------------------------------------------------------------------------
       190,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                           5.500     07/01/2026            193,095
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                             6.250     07/01/2016             20,044
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico ITEMECF (Mennonite General Hospital)                         6.500     07/01/2012             10,009
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF
                 (San Lucas & Cristo Redentor Hospitals) 1                                5.750     06/01/2029             69,527
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Puerto Rico Municipal Finance Agency, Series A 1                         5.250     08/01/2023            130,081
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Puerto Rico Municipal Finance Agency, Series A                           5.500     07/01/2017             30,496
---------------------------------------------------------------------------------------------------------------------------------
       585,000   Puerto Rico Port Authority (American Airlines),
                 Series A 1                                                               6.250     06/01/2026            585,316
---------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                                                 6.300     06/01/2023          1,499,985
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Puerto Rico Port Authority, Series D                                     7.000     07/01/2014             40,170


            48 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      125,000   Puerto Rico Public Buildings Authority 1                                 5.000%    07/01/2036     $      125,738
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Puerto Rico Public Buildings Authority                                   5.125     07/01/2017             55,892
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Puerto Rico Public Buildings Authority, Series D 1                       5.125     07/01/2024             40,911
---------------------------------------------------------------------------------------------------------------------------------
    11,000,000   Puerto Rico Sales Tax Financing Corp., Series A 5                        4.518 6   08/01/2057         10,702,890
---------------------------------------------------------------------------------------------------------------------------------
       335,000   V.I. Public Finance Authority (Hovensa Refinery)                         6.125     07/01/2022            347,000
---------------------------------------------------------------------------------------------------------------------------------
        25,000   V.I. Public Finance Authority, Series A                                  5.500     10/01/2022             25,536
---------------------------------------------------------------------------------------------------------------------------------
       500,000   V.I. Public Finance Authority, Series A 1                                5.625     10/01/2025            510,240
---------------------------------------------------------------------------------------------------------------------------------
        50,000   V.I. Water & Power Authority                                             5.300     07/01/2021             50,506
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Water & Power Authority, Series A 1                                 5.000     07/01/2031            982,176
                                                                                                                   --------------
                                                                                                                       28,436,518

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $76,465,463)--136.7%                                                                 75,507,375
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(36.7)                                                                         (20,261,774)
                                                                                                                   --------------
NET ASSETS--100.0%                                                                                                 $   55,245,601
                                                                                                                   ==============


            49 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $459,012, which represents 0.83% of the Fund's net assets. See Note 5 of accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC           Bethesda Company Care
BCG           Bethesda Care Givers
BHA           Bethesda Hospital Assoc.
BHC           Bethesda Home Care
COP           Certificates of Participation
FSCCHM        Franciscan Sisters of Christian Charity Healthcare Ministry
GO            General Obligation
HDC           Housing Devel. Corp.
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
PP            Professionals PRN, Inc.
ROLs          Residual Option Longs
SAMC          St. Agnes Medical Center
SARM          St. Alphonsus Regional Medical Center
SJCG          St. Joseph's Care Group
SSNH          Sunny Slope Nursing Home
TASC          Tobacco Settlement Asset-Backed Bonds
V.I.          United States Virgin Islands
YMCA          Young Men's Christian Assoc.


            50 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                MARKET VALUE    PERCENT
--------------------------------------------------------------------------------
Sales Tax Revenue                                       $ 11,294,180       15.0%
General Obligation                                         6,201,538        8.2
Hospital/Health Care                                       6,115,517        8.1
Electric Utilities                                         5,614,483        7.4
Multifamily Housing                                        5,475,069        7.2
Single Family Housing                                      4,654,344        6.1
Parking Fee Revenue                                        3,999,263        5.3
Marine/Aviation Facilities                                 3,498,629        4.6
Adult Living Facilities                                    3,304,040        4.4
Tobacco Master Settlement Agreement                        3,135,024        4.2
Special Assessment                                         2,902,520        3.8
Airlines                                                   2,579,903        3.4
Tax Increment Financing (TIF)                              2,462,258        3.3
Resource Recovery                                          2,434,960        3.2
Higher Education                                           2,013,339        2.7
Water Utilities                                            1,705,624        2.3
Automobiles                                                1,560,975        2.1
Chemicals                                                  1,255,588        1.7
Gas Utilities                                              1,030,746        1.4
Government Appropriation                                     694,407        0.9
Special Tax                                                  678,038        0.9
Building Products                                            591,714        0.8
Industrial Conglomerates                                     535,086        0.7
Municipal Leases                                             396,901        0.5
Oil, Gas & Consumable Fuels                                  347,000        0.5
Education                                                    293,284        0.4
Construction Materials                                       208,054        0.3
Not-for-Profit Organization                                  199,924        0.3
Sewer Utilities                                              165,947        0.2
Beverages                                                     52,284        0.1
Highways/Commuter Facilities                                  30,762        0.0
Specialty Retail                                              25,087        0.0
Paper, Containers & Packaging                                 25,065        0.0
Auto Components                                               15,667        0.0
Student Housing                                               10,155        0.0
                                                        ------------------------
Total                                                   $ 75,507,375      100.0%
                                                        ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            51 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

                                                              OPPENHEIMER     OPPENHEIMER
                                                                ROCHESTER       ROCHESTER
                                                                 MICHIGAN            OHIO
                                                                MUNICIPAL       MUNICIPAL
September 30, 2007                                                   FUND            FUND
------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------
Investments, at cost                                        $  63,692,577   $  76,465,463
==========================================================================================
Investments, at value                                       $  63,779,763   $  75,507,375
------------------------------------------------------------------------------------------
Cash                                                              124,874         231,747
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                       --       1,481,650
Interest                                                          594,387         820,795
Shares of beneficial interest sold                                 66,995         617,880
Due from Manager                                                      897              --
Other                                                               1,117           1,175
                                                            ------------------------------
Total assets                                                   64,568,033      78,660,622

------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued
  (See Note 1)                                                  9,250,000      13,500,000
Payable on borrowings (See Note 6)                              5,200,000       9,500,000
Investments purchased*                                            124,712         270,484
Shares of beneficial interest redeemed                             98,484          26,279
Dividends                                                          35,466          38,156
Interest expense on borrowings                                     27,861          42,392
Distribution and service plan fees                                 17,700          27,825
Shareholder communications                                          2,847           3,475
Transfer and shareholder servicing agent fees                         880           1,860
Trustees' compensation                                                934           1,077
Other                                                               4,415           3,473
                                                            ------------------------------
Total liabilities                                              14,763,299      23,415,021

------------------------------------------------------------------------------------------
NET ASSETS                                                  $  49,804,734     $55,245,601
                                                            ==============================

------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                  $       3,619   $       4,234
------------------------------------------------------------------------------------------
Additional paid-in capital                                     50,434,162      56,608,007
------------------------------------------------------------------------------------------
Accumulated net investment income                                 316,569         220,702
------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                   (1,036,802)       (629,254)
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments          87,186        (958,088)
                                                            ------------------------------
NET ASSETS                                                  $  49,804,734   $  55,245,601
                                                            ==============================
*Investments purchased on a when-issued basis or forward
  commitment                                                $          --   $     250,470


            52 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                                       OPPENHEIMER     OPPENHEIMER
                                                                         ROCHESTER       ROCHESTER
                                                                          MICHIGAN            OHIO
                                                                         MUNICIPAL       MUNICIPAL
                                                                              FUND            FUND
---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets and shares of beneficial interest outstanding)
Net assets                                                           $  42,603,730   $  40,706,947
Shares of benefical interest outstanding                                 3,095,530       3,118,872
Per share                                                            $       13.76   $       13.05
Maximum offering price per share (net asset value plus
sales charge of 4.75% of offering price)                             $       14.45   $       13.70
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets and shares of beneficial interest outstanding)
Net assets                                                           $     870,579   $   2,266,234
Shares of benefical interest outstanding                                    63,256         173,709
Per share                                                            $       13.76   $       13.05
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets and shares of beneficial interest
outstanding)
Net assets                                                           $   6,330,425   $  12,272,420
Shares of benefical interest outstanding                                   460,381         941,264
Per share                                                            $       13.75   $       13.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            53 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

                                                              OPPENHEIMER     OPPENHEIMER
                                                                ROCHESTER       ROCHESTER
                                                                 MICHIGAN            OHIO
                                                                MUNICIPAL       MUNICIPAL
For the Six Months Ended September 30, 2007                          FUND            FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------
Interest                                                    $   1,091,955   $   1,427,751

------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------
Management fees                                                    82,102         123,934
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                            21,882          32,455
Class B                                                             3,357           7,109
Class C                                                            23,442          43,323
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                             2,202           4,946
Class B                                                               381             607
Class C                                                             1,496           2,704
------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                             2,804           3,203
Class B                                                               844             900
Class C                                                             1,294           1,223
------------------------------------------------------------------------------------------
Interest expense on borrowings                                    245,369         204,614
------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                          92,879         117,292
------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                        14,545          14,475
------------------------------------------------------------------------------------------
Custodian fees and expenses                                         1,550           2,668
------------------------------------------------------------------------------------------
Trustees' compensation                                                414             555
------------------------------------------------------------------------------------------
Other                                                              16,714          14,732
                                                            ------------------------------
Total expenses                                                    511,275         574,740
Less reduction to custodian expenses                                 (523)           (505)
Less waivers and reimbursements of expenses                      (278,886)       (238,633)
                                                            ------------------------------
Net expenses                                                      231,866         335,602

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             860,089       1,092,149

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
------------------------------------------------------------------------------------------
Net realized loss on investments                               (1,036,448)       (623,392)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
  investments                                                    (281,238)     (1,353,103)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $    (457,597)  $    (884,346)
                                                            ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            54 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Oppenheimer Rochester Michigan Municipal Fund

                                                                  SIX MONTHS         PERIOD
                                                                       ENDED          ENDED
                                                          SEPTEMBER 30, 2007      MARCH 31,
                                                                 (UNAUDITED)           2007 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                          $     860,089   $    560,843
---------------------------------------------------------------------------------------------
Net realized loss                                                 (1,036,448)          (354)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               (281,238)       368,424
                                                               ------------------------------
Net increase (decrease) in net assets resulting from
operations                                                          (457,597)       928,913

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (590,035)      (382,932)
Class B                                                              (13,278)        (5,417)
Class C                                                              (91,524)       (22,966)
                                                               ------------------------------
                                                                    (694,837)      (411,315)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                           26,291,444     16,562,516
Class B                                                              397,438        504,440
Class C                                                            4,283,745      2,297,987
                                                               ------------------------------
                                                                  30,972,627     19,364,943

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                    29,820,193     19,882,541
---------------------------------------------------------------------------------------------
Beginning of period                                               19,984,541        102,000 2
                                                               ------------------------------
End of period (including accumulated net investment
income of $316,569, and $151,317, respectively)                $  49,804,734   $ 19,984,541
                                                               ==============================

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 10, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            55 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS  Continued
--------------------------------------------------------------------------------

Oppenheimer Rochester Ohio Municipal Fund

                                                                  SIX MONTHS         PERIOD
                                                                       ENDED          ENDED
                                                          SEPTEMBER 30, 2007      MARCH 31,
                                                                 (UNAUDITED)          2007 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                          $   1,092,149   $    610,046
---------------------------------------------------------------------------------------------
Net realized loss                                                   (623,392)        (5,862)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              (1,353,103)       395,015
                                                               ------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        (884,346)       999,199

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (831,594)      (418,385)
Class B                                                              (28,812)       (11,748)
Class C                                                             (171,564)       (21,157)
                                                               ------------------------------
                                                                  (1,031,970)      (451,290)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                           19,879,740     21,658,469
Class B                                                            1,389,388        921,997
Class C                                                            8,770,314      3,892,100
                                                               ------------------------------
                                                                  30,039,442     26,472,566

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                    28,123,126     27,020,475
---------------------------------------------------------------------------------------------
Beginning of period                                               27,122,475        102,000 2
                                                               ------------------------------
End of period (including accumulated net investment
income of $220,702, and $160,523, respectively)                $  55,245,601   $ 27,122,475
                                                               ==============================

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 10, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            56 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

                                                                   OPPENHEIMER
                                                                     ROCHESTER
                                                                      MICHIGAN
                                                                     MUNICIPAL
For the Six Months Ended September 30, 2007                               FUND
-------------------------------------------------------------------------------
Cash Flows from Operating Activities
-------------------------------------------------------------------------------
Net decrease in net assets from operations                       $    (457,597)
-------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                  (49,082,087)
Proceeds from disposition of investment securities                  23,132,007
Short-term investment securities, net                               (9,600,189)
Premium amortization                                                   100,443
Discount accretion                                                    (154,026)
Net realized loss on investments                                     1,036,448
Net change in unrealized appreciation on investments                   281,238
Increase in interest receivable                                       (260,678)
Increase in other assets                                                  (630)
Decrease in payable for securities purchased                          (618,198)
Decrease in payable for accrued expenses                                (1,764)
                                                                 --------------
Net cash used in operating activities                              (35,625,033)

-------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------
Proceeds from bank borrowings                                       37,000,000
Payments on bank borrowings                                        (37,300,000)
Proceeds from short-term floating rate notes issued                  5,250,000
Proceeds from shares sold                                           33,055,333
Payment on shares redeemed                                          (2,178,234)
Cash distributions paid                                               (429,550)
                                                                 --------------
Net cash provided by financing activities                           35,397,549

-------------------------------------------------------------------------------
Net decrease in cash                                                  (227,484)
-------------------------------------------------------------------------------
Cash, beginning balance                                                352,358
                                                                 --------------
Cash, ending balance                                             $     124,874
                                                                 ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $240,343.
Cash paid for interest on bank borrowings--$238,552.
Cash paid for interest on short-term floating rate notes issued--$92,879.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            57 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   OPPENHEIMER
                                                                     ROCHESTER
                                                                          OHIO
                                                                     MUNICIPAL
For the Six Months Ended September 30, 2007                               FUND
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------
Net decrease in net assets from operations                       $    (884,346)
-------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                  (45,179,802)
Proceeds from disposition of investment securities                  20,130,135
Short-term investment securities, net                              (16,733,793)
Premium amortization                                                   142,503
Discount accretion                                                     (81,484)
Net realized loss on investments                                       623,392
Net change in unrealized depreciation on investments                 1,353,103
Increase in interest receivable                                       (393,590)
Increase in receivable for securities sold                          (1,476,650)
Decrease in other assets                                                   132
Decrease in payable for securities purchased                          (869,332)
Increase in payable for accrued expenses                                25,067
                                                                 --------------
Net cash used in operating activities                              (43,344,665)

-------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------
Proceeds from bank borrowings                                       55,700,000
Payments on bank borrowings                                        (49,300,000)
Proceeds from short-term floating rate notes issued                  7,850,000
Proceeds from shares sold                                           38,784,531
Payment on shares redeemed                                          (9,263,985)
Cash distributions paid                                               (535,460)
                                                                 --------------
Net cash provided by financing activities                           43,235,086

-------------------------------------------------------------------------------
Net decrease in cash                                                  (109,579)
-------------------------------------------------------------------------------
Cash, beginning balance                                                341,326
                                                                 --------------
Cash, ending balance                                             $     231,747
                                                                 ==============
Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $472,409.
Cash paid for interest on bank borrowings--$179,428.
Cash paid for interest on short-term floating rate notes issued--$117,292.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            58 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Oppenheimer Rochester Michigan Municipal Fund

                                                               CLASS A                      CLASS B                      CLASS C
                                                Six Months      Period       Six Months      Period       Six Months      Period
                                                     Ended       Ended            Ended       Ended            Ended       Ended
                                            Sept. 30, 2007   March 31,   Sept. 30, 2007   March 31,   Sept. 30, 2007   March 31,
                                               (Unaudited)      2007 1      (Unaudited)      2007 1      (Unaudited)      2007 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       14.43    $  13.60    $       14.43    $  13.60    $       14.42    $  13.60
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                .41         .65              .36         .51              .36         .52
Net realized and unrealized gain (loss)               (.74)        .64             (.75)        .69             (.75)        .67
                                             --------------------------------------------------------------------------------------
Total from investment operations                      (.33)       1.29             (.39)       1.20             (.39)       1.19
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.34)       (.46)            (.28)       (.37)            (.28)       (.37)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       13.76    $  14.43    $       13.76    $  14.43    $       13.75    $  14.42
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (2.35)%      9.62%           (2.73)%      9.03%           (2.74)%      8.94%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $      42,604    $ 17,170    $         871    $    506    $       6,330    $  2,309
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $      24,567    $ 11,550    $         672    $    196    $       4,698    $    845
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 5.87%       5.82%            5.11%       4.55%            5.06%       4.63%
Expenses excluding interest and fees
on short-term floating rate notes issued              2.60%       2.63%            3.88%       4.43%            3.59%       3.76%
Interest and fees on short-term floating
rate notes issued 5                                   0.62%       0.34%            0.62%       0.34%            0.62%       0.34%
                                             --------------------------------------------------------------------------------------
Total expenses                                        3.22% 6     2.97% 6          4.50% 6     4.77% 6          4.21% 6     4.10% 6
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses 7                                  1.41%       1.14%            2.17%       1.89%            2.17%       1.89%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 76%          4%              76%          4%              76%          4%

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

7. Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            59 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Oppenheimer Rochester Ohio Municipal Fund

                                                               CLASS A                      CLASS B                      CLASS C
                                                Six Months      Period       Six Months      Period       Six Months      Period
                                                     Ended       Ended            Ended       Ended            Ended       Ended
                                            Sept. 30, 2007   March 31,   Sept. 30, 2007   March 31,   Sept. 30, 2007   March 31,
                                               (Unaudited)      2007 1      (Unaudited)      2007 1      (Unaudited)      2007 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      13.58    $  12.80    $       13.58    $  12.80    $       13.57    $  12.80
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                .33         .61              .29         .52              .28         .46
Net realized and unrealized gain (loss)               (.54)        .61             (.55)        .62             (.54)        .67
                                             --------------------------------------------------------------------------------------
Total from investment operations                      (.21)       1.22             (.26)       1.14             (.26)       1.13
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.32)       (.44)            (.27)       (.36)            (.27)       (.36)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $      13.05    $  13.58    $       13.05    $  13.58    $       13.04    $  13.57
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (1.58)%      9.78%           (1.95)%      9.13%           (1.97)%      9.01%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $     40,707    $ 22,292    $       2,266    $    935    $      12,273    $  3,895
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $     34,986    $ 12,528    $       1,425    $    419    $       8,687    $    784
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 5.00%       5.81%            4.34%       4.96%            4.21%       4.48%
Expenses excluding interest and fees
on short-term floating rate notes issued              1.82%       2.49%            2.83%       3.95%            2.69%       3.45%
Interest and fees on short-term floating
rate notes issued 5                                   0.52%       0.17%            0.52%       0.17%            0.52%       0.17%
                                             --------------------------------------------------------------------------------------
Total expenses                                        2.34% 6     2.66% 6          3.35% 6     4.12% 6          3.21% 6     3.62% 6
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses 7                                  1.32%       0.97%            2.05%       1.72%            2.07%       1.72%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 50%          2%              50%          2%              50%          2%

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

7. Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            60 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester Michigan Municipal Fund ("Michigan Fund") and Oppenheimer Rochester Ohio Municipal Fund ("Ohio Fund"), collectively (the "Funds"), are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of each of the Funds is to seek a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital. The Funds' investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Funds offer Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Funds.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds' assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, identified by the portfolio pricing service, prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available are


            61 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Funds on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Funds may, from time to time, purchase securities whose settlement date extends six months or more beyond the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Funds maintain internally designated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Funds' net asset value to the extent the Funds execute such transactions while remaining substantially fully invested. The Funds may also sell securities that they purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the following Fund had purchased securities issued on a when-issued basis or forward commitment.

                        PURCHASED ON A WHEN-ISSUED BASIS
                                   OR FORWARD COMMITMENT
               -----------------------------------------
               Ohio Fund                      $  250,470

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Funds invest in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Funds will not invest more than 20% of their total assets in inverse floaters. As of September 30, 2007, the following Funds held inverse floaters.

                                 INVERSE FLOATER   % OF TOTAL ASSETS
                 ---------------------------------------------------
                 Michigan Fund       $ 1,938,020               3.00%
                 Ohio Fund               956,690               1.22

Certain inverse floating rate securities are created when the Funds purchase and subsequently transfer a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating


            62 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Funds. The terms of these inverse floating rate securities grant the Funds the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Funds' repurchase of the underlying municipal bond. Following such a request, the Funds pay the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Funds include the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Funds also include the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on their Statements of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Funds' Statements of Operations. At September 30, 2007 municipal bond holdings shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the short-term floating rate notes issued and outstanding at that date. The value of the municipal bond holdings and the short-term floating rate notes issued are shown in the following table.

                              VALUE OF MUNICIPAL   SHORT-TERM FLOATING
                                   BOND HOLDINGS     RATE NOTES ISSUED
             ---------------------------------------------------------
             Michigan Fund        $   11,188,020        $    9,250,000
             Ohio Fund                14,456,690            13,500,000

At September 30, 2007, the Funds' residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL       INVERSE                                             COUPON    MATURITY          VALUE AS OF
AMOUNT          FLOATER 1                                          RATES 2       DATES   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
$     250,000   Detroit GO ROLs                                       7.85%     4/1/25         $    294,005
      400,000   MI University ROLs                                    4.62     2/15/37              308,140
      100,000   Puerto Rico Electric Power Authority ROLs             5.25      7/1/31               38,450
    1,500,000   Puerto Rico Sales Tax Financing  Corp. ROLs 3         6.05      8/1/57            1,297,425
                                                                                               -------------
                                                                                               $  1,938,020
                                                                                               =============

OHIO FUND
$     400,000   Puerto Rico Electric Power Authority ROLs            5.680%     7/1/31         $    153,800
    1,100,000   Puerto Rico Sales Tax Financing Corp. ROLs 3         7.990      8/1/57              802,890
                                                                                               -------------
                                                                                               $    956,690
                                                                                               =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 40 of the Statement of Investments for Michigan Fund and page 50 of the Statement of Investments for Ohio Fund.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.


            63 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Funds enter into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Funds. These agreements commit the Funds to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Funds would not be required to make such a reimbursement. The Manager monitors the Funds' potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Funds' investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2007, in addition to the exposure detailed in the preceding tables, the Funds' maximum exposure under such agreements is estimated at as shown in the following table.

                          APPROXIMATE MAXIMUM EXPOSURE
                   -----------------------------------
                   Michigan Fund          $  6,000,000
                   Ohio Fund                 9,900,000

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

As of September 30, 2007, the Funds had available for federal income tax purposes estimated capital loss carryforwards expiring by 2015 as shown in the following table.

                           CAPITAL LOSS CARRYFORWARDS
                   ----------------------------------
                   Michigan Fund         $  1,037,612
                   Ohio Fund                  629,004


            64 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of September 30, 2007, it is estimated that the Funds will not utilize any capital loss carryforwards to offset realized capital gains. During the fiscal year ended March 31, 2007, the Funds did not utilize any capital loss carryforward.

As of March 31, 2007, the Funds had available for federal income tax purposes post-October losses as follows:

                                  POST-OCTOBER LOSSES
                   ----------------------------------
                   Michigan Fund             $    980
                   Ohio Fund                    5,607

As of March 31, 2007, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                    EXPIRING
                   ----------------------------------
                   Michigan Fund    2015     $    184
                   Ohio Fund        2015            5

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Funds have adopted an unfunded retirement plan (the "Plan") for the Funds' independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2007, the Funds' projected benefit obligations were increased and payments were made to retired trustees, resulting in an accumulated liability as shown in the following table:

                        PROJECTED BENEFIT   PAYMENTS MADE
                              OBLIGATIONS      TO RETIRED   ACCUMULATED
                                INCREASED        TRUSTEES     LIABILITY
      -----------------------------------------------------------------
      Michigan Fund             $     242        $    118        $  732
      Ohio Fund                       327             134           828

The Funds' Board of Trustees have adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Funds or in other


            65 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Oppenheimer funds selected by the Trustee. The Funds purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Funds' assets equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Funds' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Funds, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Funds during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Funds' organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            66 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the Funds were as follows:

MICHIGAN FUND

                      SIX MONTHS ENDED SEPTEMBER 30, 2007    PERIOD ENDED MARCH 31, 2007 1,2
                                   SHARES          AMOUNT              SHARES         AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                            2,029,918    $ 28,000,165           1,178,570   $ 16,510,380
Dividends and/or
distributions reinvested           12,170         171,437               5,711         82,199
Redeemed                         (136,114)     (1,880,158)             (2,078)       (30,063)
                                -------------------------------------------------------------
Net increase                    1,905,974    $ 26,291,444           1,182,203   $ 16,562,516
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                               27,785    $    391,350              38,305   $    552,605
Dividends and/or
distributions reinvested              656           9,225                 244          3,516
Redeemed                             (217)         (3,137)             (3,591)       (51,681)
                                -------------------------------------------------------------
Net increase                       28,224    $    397,438              34,958   $    504,440
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                              323,725    $  4,616,557             173,933   $  2,498,899
Dividends and/or
distributions reinvested            4,265          59,681                 970         13,972
Redeemed                          (27,683)       (392,493)            (14,903)      (214,884)
                                -------------------------------------------------------------
Net increase                      300,307    $  4,283,745             160,000   $  2,297,987
                                =============================================================

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,352.941 shares of Class A at a value of $100,000 and 73.529 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 10, 2006.

OHIO FUND

                      SIX MONTHS ENDED SEPTEMBER 30, 2007    PERIOD ENDED MARCH 31, 2007 1,2
                                   SHARES          AMOUNT             SHARES          AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                            2,088,639    $ 27,929,174           1,659,213   $ 22,005,201
Dividends and/or
distributions reinvested           27,966         369,770               6,352         86,063
Redeemed                         (638,749)     (8,419,204)            (32,362)      (432,795)
                                -------------------------------------------------------------
Net increase                    1,477,856    $ 19,879,740           1,633,203   $ 21,658,469
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                              105,636    $  1,400,089              70,526   $    945,825
Dividends and/or
distributions reinvested            1,273          16,737                 381          5,157
Redeemed                           (2,060)        (27,438)             (2,125)       (28,985)
                                -------------------------------------------------------------
Net increase                      104,849    $  1,389,388              68,782   $    921,997
                                =============================================================


            67 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

OHIO FUND Continued

                           SIX MONTHS ENDED SEPTEMBER 30, 2007   PERIOD ENDED MARCH 31, 2007 1,2
                                          SHARES        AMOUNT              SHARES        AMOUNT
-------------------------------------------------------------------------------------------------
CLASS C
Sold                                     710,979   $ 9,510,671             286,195   $ 3,880,915
Dividends and/or
distributions reinvested                   6,504        85,902                 848        11,480
Redeemed                                 (63,318)     (826,259)                (22)         (295)
                                   --------------------------------------------------------------
Net increase                             654,165   $ 8,770,314             287,021   $ 3,892,100
                                   ==============================================================

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,812.50 shares of Class A at a value of $100,000 and 78.125 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 10, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2007, were as follows:

                                   INVESTMENT SECURITIES
                                 PURCHASES          SALES
              -------------------------------------------
              Michigan Fund   $ 49,082,087   $ 23,132,007
              Ohio Fund         45,179,802     20,130,135

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with each of the Funds which provides for a fee at an average annual rate as shown in the following table:

                     FEE SCHEDULE FOR THE FUNDS
                     -----------------------------------------
                     Up to $500 million of net assets    0.55%
                     Next $500 million of net assets     0.50
                     Next $500 million of net assets     0.45
                     Over $1.5 billion of net assets     0.40

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Funds. The Funds each pay OFS a per account fee. For the six months ended September 30, 2007, the Funds paid OFS for services as shown in the following table:

                         -----------------------------------
                         Michigan Fund               $ 3,586
                         Ohio Fund                     6,859

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with each of the Funds, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares.


            68 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Funds have each adopted a Service Plan (the
Plan) for Class A shares. The Funds reimburse the Distributor for a portion of their costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreim-bursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Funds under the Plan are detailed in the Statements of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Funds have each adopted Distribution and Service Plans (the Plans) for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Funds or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Funds of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Funds under the Plans are detailed in the Statements of Operations. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B and Class C shares were as follows:

                                            CLASS B    CLASS C
                   -------------------------------------------
                   Michigan Fund           $ 35,588   $ 89,159
                   Ohio Fund                 35,306    156,879

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Funds. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares are shown in the table below for the six months ended September 30, 2007.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
                     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
Michigan Fund      $      13,655   $          --   $           3   $       1,473
Ohio Fund                 44,824           4,758              24           3,163


            69 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Funds for certain expenses so that "Total expenses," excluding expenses attributable to the Funds' investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2007, the Manager reimbursed the Funds as detailed in the following table:

                                  CLASS A   CLASS B    CLASS C
                ----------------------------------------------
                Michigan Fund   $ 223,120   $ 7,844   $ 47,922
                Ohio Fund         179,980     9,243     49,410

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds will not invest more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Funds can each borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Funds. The Funds have entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables them to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Funds pledge investment securities in accordance with the terms of the Agreement. Interest is charged to the Funds, based on their borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Funds pay additional fees of 0.30% per annum on their outstanding borrowings to manage and administer the facility and are allocated their pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.


            70 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

For the six months ended September 30, 2007, the Funds had borrowings outstanding at an interest rate of 5.5866%. Details of the borrowings for the six months ended September 30, 2007 are listed in the following table.

                                                                                         MAXIMUM
                                                                                       AMOUNT OF
                                                                                      BORROWINGS
                                 AVERAGE                                              OUSTANDING
                                   DAILY                       GROSS    GROSS LOAN        AT ANY       FEES   INTEREST
                      AVERAGE   INTEREST                  BORROWINGS    REPAYMENTS     MONTH-END       PAID       PAID
                   DAILY LOAN   RATE FOR                      DURING        DURING        DURING     DURING     DURING
                  BALANCE FOR    THE SIX                     THE SIX       THE SIX       THE SIX    THE SIX    THE SIX
               THE SIX MONTHS     MONTHS    BORROWINGS        MONTHS        MONTHS        MONTHS     MONTHS     MONTHS
                        ENDED      ENDED   OUTSTANDING         ENDED         ENDED         ENDED      ENDED      ENDED
                    SEPT. 30,  SEPT. 30,  AT SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,  SEPT. 30,  SEPT. 30,
                         2007       2007          2007          2007          2007          2007       2007       2007
----------------------------------------------------------------------------------------------------------------------
Michigan Fund  $    9,065,027      5.344% $  5,200,000  $ 37,000,000  $ 37,300,000  $ 13,400,000  $  13,762  $ 238,552
Ohio Fund           7,504,372      5.344     9,500,000    55,700,000    49,300,000    14,800,000     10,569    179,428

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


            71 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            72 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


            73 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott
S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Michigan municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Michigan municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any


            74 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

time without notice to shareholders. The Board noted that the Fund's actual management fees are lower than its peer group median and its contractual management fees are at its peer group median, although its total expenses were higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


            75 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


            76 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott
S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Ohio municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Ohio municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund's contractual and actual


            77 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

management fees are lower than its peer group median although its total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


            78 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007